Risk Management - Financial Instruments Subject to Credit Exposure (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Loan commitments
Disclosure of credit risk exposure [line items]
Credit exposure	$ 315,670	$ 310,053
Amortized cost | Debt securities
Disclosure of credit risk exposure [line items]
Credit exposure	1,495	1,372
Amortized cost | Commercial mortgages
Disclosure of credit risk exposure [line items]
Credit exposure	360	373
Amortized cost | Residential mortgages
Disclosure of credit risk exposure [line items]
Credit exposure	24,056	22,520
Amortized cost | Loans to Bank clients
Disclosure of credit risk exposure [line items]
Credit exposure	2,310	2,436
Amortized cost | Other invested assets
Disclosure of credit risk exposure [line items]
Credit exposure	4,300	3,790
Gross carrying amount | FVOCI | Debt securities
Disclosure of credit risk exposure [line items]
Credit exposure	205,166	205,777
Gross carrying amount | FVOCI | Debt securities | Investment grade
Disclosure of credit risk exposure [line items]
Credit exposure	199,178	199,814
Gross carrying amount | FVOCI | Debt securities | Non-investment grade
Disclosure of credit risk exposure [line items]
Credit exposure	5,988	5,963
Gross carrying amount | FVOCI | Private placements
Disclosure of credit risk exposure [line items]
Credit exposure	48,802	44,952
Gross carrying amount | FVOCI | Private placements | Investment grade
Disclosure of credit risk exposure [line items]
Credit exposure	42,517	39,366
Gross carrying amount | FVOCI | Private placements | Non-investment grade
Disclosure of credit risk exposure [line items]
Credit exposure	6,285	5,586
Gross carrying amount | FVOCI | Commercial mortgages
Disclosure of credit risk exposure [line items]
Credit exposure	28,792	28,473
Gross carrying amount | FVOCI | Commercial mortgages | AAA
Disclosure of credit risk exposure [line items]
Credit exposure	205	279
Gross carrying amount | FVOCI | Commercial mortgages | AA
Disclosure of credit risk exposure [line items]
Credit exposure	7,234	6,815
Gross carrying amount | FVOCI | Commercial mortgages | A
Disclosure of credit risk exposure [line items]
Credit exposure	14,035	14,197
Gross carrying amount | FVOCI | Commercial mortgages | BBB
Disclosure of credit risk exposure [line items]
Credit exposure	6,552	6,497
Gross carrying amount | FVOCI | Commercial mortgages | BB
Disclosure of credit risk exposure [line items]
Credit exposure	674	542
Gross carrying amount | FVOCI | Commercial mortgages | B and lower
Disclosure of credit risk exposure [line items]
Credit exposure	92	143
Gross carrying amount | FVOCI | Other invested assets
Disclosure of credit risk exposure [line items]
Credit exposure	389	360
Gross carrying amount | FVOCI | Other invested assets | Investment grade
Disclosure of credit risk exposure [line items]
Credit exposure	0	0
Gross carrying amount | FVOCI | Other invested assets | Non-investment grade
Disclosure of credit risk exposure [line items]
Credit exposure	389	360
Gross carrying amount | Amortized cost | Debt securities
Disclosure of credit risk exposure [line items]
Credit exposure	1,496	1,373
Gross carrying amount | Amortized cost | Debt securities | Investment grade
Disclosure of credit risk exposure [line items]
Credit exposure	1,496	1,373
Gross carrying amount | Amortized cost | Debt securities | Non-investment grade
Disclosure of credit risk exposure [line items]
Credit exposure	0	0
Gross carrying amount | Amortized cost | Commercial mortgages
Disclosure of credit risk exposure [line items]
Credit exposure	362	376
Gross carrying amount | Amortized cost | Commercial mortgages | AAA
Disclosure of credit risk exposure [line items]
Credit exposure	0	0
Gross carrying amount | Amortized cost | Commercial mortgages | AA
Disclosure of credit risk exposure [line items]
Credit exposure	0	0
Gross carrying amount | Amortized cost | Commercial mortgages | A
Disclosure of credit risk exposure [line items]
Credit exposure	240	196
Gross carrying amount | Amortized cost | Commercial mortgages | BBB
Disclosure of credit risk exposure [line items]
Credit exposure	0	0
Gross carrying amount | Amortized cost | Commercial mortgages | BB
Disclosure of credit risk exposure [line items]
Credit exposure	0	0
Gross carrying amount | Amortized cost | Commercial mortgages | B and lower
Disclosure of credit risk exposure [line items]
Credit exposure	122	180
Gross carrying amount | Amortized cost | Residential mortgages
Disclosure of credit risk exposure [line items]
Credit exposure	24,062	22,528
Gross carrying amount | Amortized cost | Residential mortgages | Performing
Disclosure of credit risk exposure [line items]
Credit exposure	24,021	22,468
Gross carrying amount | Amortized cost | Residential mortgages | Non-performing
Disclosure of credit risk exposure [line items]
Credit exposure	41	60
Gross carrying amount | Amortized cost | Loans to Bank clients
Disclosure of credit risk exposure [line items]
Credit exposure	2,313	2,439
Gross carrying amount | Amortized cost | Loans to Bank clients | Performing
Disclosure of credit risk exposure [line items]
Credit exposure	2,303	2,431
Gross carrying amount | Amortized cost | Loans to Bank clients | Non-performing
Disclosure of credit risk exposure [line items]
Credit exposure	10	8
Gross carrying amount | Amortized cost | Other invested assets
Disclosure of credit risk exposure [line items]
Credit exposure	4,302	3,791
Gross carrying amount | Amortized cost | Other invested assets | Investment grade
Disclosure of credit risk exposure [line items]
Credit exposure	4,302	3,791
Gross carrying amount | Amortized cost | Other invested assets | Non-investment grade
Disclosure of credit risk exposure [line items]
Credit exposure	0	0
Accumulated impairment | Loan commitments
Disclosure of credit risk exposure [line items]
Credit exposure	11	12
Accumulated impairment | FVOCI | Debt securities
Disclosure of credit risk exposure [line items]
Credit exposure	270	343
Accumulated impairment | FVOCI | Private placements
Disclosure of credit risk exposure [line items]
Credit exposure	376	317
Accumulated impairment | FVOCI | Commercial mortgages
Disclosure of credit risk exposure [line items]
Credit exposure	135	225
Accumulated impairment | FVOCI | Other invested assets
Disclosure of credit risk exposure [line items]
Credit exposure	22	16
Accumulated impairment | Amortized cost | Debt securities
Disclosure of credit risk exposure [line items]
Credit exposure	1	1
Accumulated impairment | Amortized cost | Commercial mortgages
Disclosure of credit risk exposure [line items]
Credit exposure	2	3
Accumulated impairment | Amortized cost | Residential mortgages
Disclosure of credit risk exposure [line items]
Credit exposure	6	8
Accumulated impairment | Amortized cost | Loans to Bank clients
Disclosure of credit risk exposure [line items]
Credit exposure	3	3
Accumulated impairment | Amortized cost | Other invested assets
Disclosure of credit risk exposure [line items]
Credit exposure	2	1
Stage 1 | Loan commitments
Disclosure of credit risk exposure [line items]
Credit exposure	309,080	301,682
Stage 1 | Amortized cost | Debt securities
Disclosure of credit risk exposure [line items]
Credit exposure	1,495	1,372
Stage 1 | Amortized cost | Commercial mortgages
Disclosure of credit risk exposure [line items]
Credit exposure	336	292
Stage 1 | Amortized cost | Residential mortgages
Disclosure of credit risk exposure [line items]
Credit exposure	22,867	20,894
Stage 1 | Amortized cost | Loans to Bank clients
Disclosure of credit risk exposure [line items]
Credit exposure	2,264	2,385
Stage 1 | Amortized cost | Other invested assets
Disclosure of credit risk exposure [line items]
Credit exposure	4,300	3,790
Stage 1 | Gross carrying amount | FVOCI | Debt securities
Disclosure of credit risk exposure [line items]
Credit exposure	203,465	202,929
Stage 1 | Gross carrying amount | FVOCI | Debt securities | Investment grade
Disclosure of credit risk exposure [line items]
Credit exposure	197,840	197,562
Stage 1 | Gross carrying amount | FVOCI | Debt securities | Non-investment grade
Disclosure of credit risk exposure [line items]
Credit exposure	5,625	5,367
Stage 1 | Gross carrying amount | FVOCI | Private placements
Disclosure of credit risk exposure [line items]
Credit exposure	46,800	42,932
Stage 1 | Gross carrying amount | FVOCI | Private placements | Investment grade
Disclosure of credit risk exposure [line items]
Credit exposure	41,796	37,722
Stage 1 | Gross carrying amount | FVOCI | Private placements | Non-investment grade
Disclosure of credit risk exposure [line items]
Credit exposure	5,004	5,210
Stage 1 | Gross carrying amount | FVOCI | Commercial mortgages
Disclosure of credit risk exposure [line items]
Credit exposure	27,164	26,728
Stage 1 | Gross carrying amount | FVOCI | Commercial mortgages | AAA
Disclosure of credit risk exposure [line items]
Credit exposure	205	279
Stage 1 | Gross carrying amount | FVOCI | Commercial mortgages | AA
Disclosure of credit risk exposure [line items]
Credit exposure	7,234	6,815
Stage 1 | Gross carrying amount | FVOCI | Commercial mortgages | A
Disclosure of credit risk exposure [line items]
Credit exposure	14,035	14,111
Stage 1 | Gross carrying amount | FVOCI | Commercial mortgages | BBB
Disclosure of credit risk exposure [line items]
Credit exposure	5,679	5,513
Stage 1 | Gross carrying amount | FVOCI | Commercial mortgages | BB
Disclosure of credit risk exposure [line items]
Credit exposure	11	10
Stage 1 | Gross carrying amount | FVOCI | Commercial mortgages | B and lower
Disclosure of credit risk exposure [line items]
Credit exposure	0	0
Stage 1 | Gross carrying amount | FVOCI | Other invested assets
Disclosure of credit risk exposure [line items]
Credit exposure	389	360
Stage 1 | Gross carrying amount | FVOCI | Other invested assets | Investment grade
Disclosure of credit risk exposure [line items]
Credit exposure	0	0
Stage 1 | Gross carrying amount | FVOCI | Other invested assets | Non-investment grade
Disclosure of credit risk exposure [line items]
Credit exposure	389	360
Stage 1 | Gross carrying amount | Amortized cost | Debt securities
Disclosure of credit risk exposure [line items]
Credit exposure	1,496	1,373
Stage 1 | Gross carrying amount | Amortized cost | Debt securities | Investment grade
Disclosure of credit risk exposure [line items]
Credit exposure	1,496	1,373
Stage 1 | Gross carrying amount | Amortized cost | Debt securities | Non-investment grade
Disclosure of credit risk exposure [line items]
Credit exposure	0	0
Stage 1 | Gross carrying amount | Amortized cost | Commercial mortgages
Disclosure of credit risk exposure [line items]
Credit exposure	337	293
Stage 1 | Gross carrying amount | Amortized cost | Commercial mortgages | AAA
Disclosure of credit risk exposure [line items]
Credit exposure	0	0
Stage 1 | Gross carrying amount | Amortized cost | Commercial mortgages | AA
Disclosure of credit risk exposure [line items]
Credit exposure	0	0
Stage 1 | Gross carrying amount | Amortized cost | Commercial mortgages | A
Disclosure of credit risk exposure [line items]
Credit exposure	225	148
Stage 1 | Gross carrying amount | Amortized cost | Commercial mortgages | BBB
Disclosure of credit risk exposure [line items]
Credit exposure	0	0
Stage 1 | Gross carrying amount | Amortized cost | Commercial mortgages | BB
Disclosure of credit risk exposure [line items]
Credit exposure	0	0
Stage 1 | Gross carrying amount | Amortized cost | Commercial mortgages | B and lower
Disclosure of credit risk exposure [line items]
Credit exposure	112	145
Stage 1 | Gross carrying amount | Amortized cost | Residential mortgages
Disclosure of credit risk exposure [line items]
Credit exposure	22,870	20,898
Stage 1 | Gross carrying amount | Amortized cost | Residential mortgages | Performing
Disclosure of credit risk exposure [line items]
Credit exposure	22,870	20,898
Stage 1 | Gross carrying amount | Amortized cost | Residential mortgages | Non-performing
Disclosure of credit risk exposure [line items]
Credit exposure	0	0
Stage 1 | Gross carrying amount | Amortized cost | Loans to Bank clients
Disclosure of credit risk exposure [line items]
Credit exposure	2,265	2,387
Stage 1 | Gross carrying amount | Amortized cost | Loans to Bank clients | Performing
Disclosure of credit risk exposure [line items]
Credit exposure	2,265	2,387
Stage 1 | Gross carrying amount | Amortized cost | Loans to Bank clients | Non-performing
Disclosure of credit risk exposure [line items]
Credit exposure	0	0
Stage 1 | Gross carrying amount | Amortized cost | Other invested assets
Disclosure of credit risk exposure [line items]
Credit exposure	4,302	3,791
Stage 1 | Gross carrying amount | Amortized cost | Other invested assets | Investment grade
Disclosure of credit risk exposure [line items]
Credit exposure	4,302	3,791
Stage 1 | Gross carrying amount | Amortized cost | Other invested assets | Non-investment grade
Disclosure of credit risk exposure [line items]
Credit exposure	0	0
Stage 1 | Accumulated impairment | Loan commitments
Disclosure of credit risk exposure [line items]
Credit exposure	9	9
Stage 1 | Accumulated impairment | FVOCI | Debt securities
Disclosure of credit risk exposure [line items]
Credit exposure	228	283
Stage 1 | Accumulated impairment | FVOCI | Private placements
Disclosure of credit risk exposure [line items]
Credit exposure	126	126
Stage 1 | Accumulated impairment | FVOCI | Commercial mortgages
Disclosure of credit risk exposure [line items]
Credit exposure	41	40
Stage 1 | Accumulated impairment | FVOCI | Other invested assets
Disclosure of credit risk exposure [line items]
Credit exposure	22	16
Stage 1 | Accumulated impairment | Amortized cost | Debt securities
Disclosure of credit risk exposure [line items]
Credit exposure	1	1
Stage 1 | Accumulated impairment | Amortized cost | Commercial mortgages
Disclosure of credit risk exposure [line items]
Credit exposure	1	1
Stage 1 | Accumulated impairment | Amortized cost | Residential mortgages
Disclosure of credit risk exposure [line items]
Credit exposure	3	4
Stage 1 | Accumulated impairment | Amortized cost | Loans to Bank clients
Disclosure of credit risk exposure [line items]
Credit exposure	1	2
Stage 1 | Accumulated impairment | Amortized cost | Other invested assets
Disclosure of credit risk exposure [line items]
Credit exposure	2	1
Stage 2 | Loan commitments
Disclosure of credit risk exposure [line items]
Credit exposure	6,317	8,118
Stage 2 | Amortized cost | Debt securities
Disclosure of credit risk exposure [line items]
Credit exposure	0	0
Stage 2 | Amortized cost | Commercial mortgages
Disclosure of credit risk exposure [line items]
Credit exposure	19	81
Stage 2 | Amortized cost | Residential mortgages
Disclosure of credit risk exposure [line items]
Credit exposure	1,149	1,568
Stage 2 | Amortized cost | Loans to Bank clients
Disclosure of credit risk exposure [line items]
Credit exposure	37	44
Stage 2 | Amortized cost | Other invested assets
Disclosure of credit risk exposure [line items]
Credit exposure	0	0
Stage 2 | Gross carrying amount | FVOCI | Debt securities
Disclosure of credit risk exposure [line items]
Credit exposure	1,701	2,848
Stage 2 | Gross carrying amount | FVOCI | Debt securities | Investment grade
Disclosure of credit risk exposure [line items]
Credit exposure	1,338	2,252
Stage 2 | Gross carrying amount | FVOCI | Debt securities | Non-investment grade
Disclosure of credit risk exposure [line items]
Credit exposure	363	596
Stage 2 | Gross carrying amount | FVOCI | Private placements
Disclosure of credit risk exposure [line items]
Credit exposure	1,854	1,939
Stage 2 | Gross carrying amount | FVOCI | Private placements | Investment grade
Disclosure of credit risk exposure [line items]
Credit exposure	721	1,644
Stage 2 | Gross carrying amount | FVOCI | Private placements | Non-investment grade
Disclosure of credit risk exposure [line items]
Credit exposure	1,133	295
Stage 2 | Gross carrying amount | FVOCI | Commercial mortgages
Disclosure of credit risk exposure [line items]
Credit exposure	1,557	1,638
Stage 2 | Gross carrying amount | FVOCI | Commercial mortgages | AAA
Disclosure of credit risk exposure [line items]
Credit exposure	0	0
Stage 2 | Gross carrying amount | FVOCI | Commercial mortgages | AA
Disclosure of credit risk exposure [line items]
Credit exposure	0	0
Stage 2 | Gross carrying amount | FVOCI | Commercial mortgages | A
Disclosure of credit risk exposure [line items]
Credit exposure	0	86
Stage 2 | Gross carrying amount | FVOCI | Commercial mortgages | BBB
Disclosure of credit risk exposure [line items]
Credit exposure	873	984
Stage 2 | Gross carrying amount | FVOCI | Commercial mortgages | BB
Disclosure of credit risk exposure [line items]
Credit exposure	663	532
Stage 2 | Gross carrying amount | FVOCI | Commercial mortgages | B and lower
Disclosure of credit risk exposure [line items]
Credit exposure	21	36
Stage 2 | Gross carrying amount | FVOCI | Other invested assets
Disclosure of credit risk exposure [line items]
Credit exposure	0	0
Stage 2 | Gross carrying amount | FVOCI | Other invested assets | Investment grade
Disclosure of credit risk exposure [line items]
Credit exposure	0	0
Stage 2 | Gross carrying amount | FVOCI | Other invested assets | Non-investment grade
Disclosure of credit risk exposure [line items]
Credit exposure	0	0
Stage 2 | Gross carrying amount | Amortized cost | Debt securities
Disclosure of credit risk exposure [line items]
Credit exposure	0	0
Stage 2 | Gross carrying amount | Amortized cost | Debt securities | Investment grade
Disclosure of credit risk exposure [line items]
Credit exposure	0	0
Stage 2 | Gross carrying amount | Amortized cost | Debt securities | Non-investment grade
Disclosure of credit risk exposure [line items]
Credit exposure	0	0
Stage 2 | Gross carrying amount | Amortized cost | Commercial mortgages
Disclosure of credit risk exposure [line items]
Credit exposure	20	83
Stage 2 | Gross carrying amount | Amortized cost | Commercial mortgages | AAA
Disclosure of credit risk exposure [line items]
Credit exposure	0	0
Stage 2 | Gross carrying amount | Amortized cost | Commercial mortgages | AA
Disclosure of credit risk exposure [line items]
Credit exposure	0	0
Stage 2 | Gross carrying amount | Amortized cost | Commercial mortgages | A
Disclosure of credit risk exposure [line items]
Credit exposure	15	48
Stage 2 | Gross carrying amount | Amortized cost | Commercial mortgages | BBB
Disclosure of credit risk exposure [line items]
Credit exposure	0	0
Stage 2 | Gross carrying amount | Amortized cost | Commercial mortgages | BB
Disclosure of credit risk exposure [line items]
Credit exposure	0	0
Stage 2 | Gross carrying amount | Amortized cost | Commercial mortgages | B and lower
Disclosure of credit risk exposure [line items]
Credit exposure	5	35
Stage 2 | Gross carrying amount | Amortized cost | Residential mortgages
Disclosure of credit risk exposure [line items]
Credit exposure	1,151	1,570
Stage 2 | Gross carrying amount | Amortized cost | Residential mortgages | Performing
Disclosure of credit risk exposure [line items]
Credit exposure	1,151	1,570
Stage 2 | Gross carrying amount | Amortized cost | Residential mortgages | Non-performing
Disclosure of credit risk exposure [line items]
Credit exposure	0	0
Stage 2 | Gross carrying amount | Amortized cost | Loans to Bank clients
Disclosure of credit risk exposure [line items]
Credit exposure	38	44
Stage 2 | Gross carrying amount | Amortized cost | Loans to Bank clients | Performing
Disclosure of credit risk exposure [line items]
Credit exposure	38	44
Stage 2 | Gross carrying amount | Amortized cost | Loans to Bank clients | Non-performing
Disclosure of credit risk exposure [line items]
Credit exposure	0	0
Stage 2 | Gross carrying amount | Amortized cost | Other invested assets
Disclosure of credit risk exposure [line items]
Credit exposure	0	0
Stage 2 | Gross carrying amount | Amortized cost | Other invested assets | Investment grade
Disclosure of credit risk exposure [line items]
Credit exposure	0	0
Stage 2 | Gross carrying amount | Amortized cost | Other invested assets | Non-investment grade
Disclosure of credit risk exposure [line items]
Credit exposure	0	0
Stage 2 | Accumulated impairment | Loan commitments
Disclosure of credit risk exposure [line items]
Credit exposure	1	1
Stage 2 | Accumulated impairment | FVOCI | Debt securities
Disclosure of credit risk exposure [line items]
Credit exposure	42	54
Stage 2 | Accumulated impairment | FVOCI | Private placements
Disclosure of credit risk exposure [line items]
Credit exposure	127	108
Stage 2 | Accumulated impairment | FVOCI | Commercial mortgages
Disclosure of credit risk exposure [line items]
Credit exposure	39	42
Stage 2 | Accumulated impairment | FVOCI | Other invested assets
Disclosure of credit risk exposure [line items]
Credit exposure	0	0
Stage 2 | Accumulated impairment | Amortized cost | Debt securities
Disclosure of credit risk exposure [line items]
Credit exposure	0	0
Stage 2 | Accumulated impairment | Amortized cost | Commercial mortgages
Disclosure of credit risk exposure [line items]
Credit exposure	1	2
Stage 2 | Accumulated impairment | Amortized cost | Residential mortgages
Disclosure of credit risk exposure [line items]
Credit exposure	2	2
Stage 2 | Accumulated impairment | Amortized cost | Loans to Bank clients
Disclosure of credit risk exposure [line items]
Credit exposure	1	0
Stage 2 | Accumulated impairment | Amortized cost | Other invested assets
Disclosure of credit risk exposure [line items]
Credit exposure	0	0
Stage 3 | Loan commitments
Disclosure of credit risk exposure [line items]
Credit exposure	273	253
Stage 3 | Amortized cost | Debt securities
Disclosure of credit risk exposure [line items]
Credit exposure	0	0
Stage 3 | Amortized cost | Commercial mortgages
Disclosure of credit risk exposure [line items]
Credit exposure	5	0
Stage 3 | Amortized cost | Residential mortgages
Disclosure of credit risk exposure [line items]
Credit exposure	40	58
Stage 3 | Amortized cost | Loans to Bank clients
Disclosure of credit risk exposure [line items]
Credit exposure	9	7
Stage 3 | Amortized cost | Other invested assets
Disclosure of credit risk exposure [line items]
Credit exposure	0	0
Stage 3 | Gross carrying amount | FVOCI | Debt securities
Disclosure of credit risk exposure [line items]
Credit exposure	0	0
Stage 3 | Gross carrying amount | FVOCI | Debt securities | Investment grade
Disclosure of credit risk exposure [line items]
Credit exposure	0	0
Stage 3 | Gross carrying amount | FVOCI | Debt securities | Non-investment grade
Disclosure of credit risk exposure [line items]
Credit exposure	0	0
Stage 3 | Gross carrying amount | FVOCI | Private placements
Disclosure of credit risk exposure [line items]
Credit exposure	148	81
Stage 3 | Gross carrying amount | FVOCI | Private placements | Investment grade
Disclosure of credit risk exposure [line items]
Credit exposure	0	0
Stage 3 | Gross carrying amount | FVOCI | Private placements | Non-investment grade
Disclosure of credit risk exposure [line items]
Credit exposure	148	81
Stage 3 | Gross carrying amount | FVOCI | Commercial mortgages
Disclosure of credit risk exposure [line items]
Credit exposure	71	107
Stage 3 | Gross carrying amount | FVOCI | Commercial mortgages | AAA
Disclosure of credit risk exposure [line items]
Credit exposure	0	0
Stage 3 | Gross carrying amount | FVOCI | Commercial mortgages | AA
Disclosure of credit risk exposure [line items]
Credit exposure	0	0
Stage 3 | Gross carrying amount | FVOCI | Commercial mortgages | A
Disclosure of credit risk exposure [line items]
Credit exposure	0	0
Stage 3 | Gross carrying amount | FVOCI | Commercial mortgages | BBB
Disclosure of credit risk exposure [line items]
Credit exposure	0	0
Stage 3 | Gross carrying amount | FVOCI | Commercial mortgages | BB
Disclosure of credit risk exposure [line items]
Credit exposure	0	0
Stage 3 | Gross carrying amount | FVOCI | Commercial mortgages | B and lower
Disclosure of credit risk exposure [line items]
Credit exposure	71	107
Stage 3 | Gross carrying amount | FVOCI | Other invested assets
Disclosure of credit risk exposure [line items]
Credit exposure	0	0
Stage 3 | Gross carrying amount | FVOCI | Other invested assets | Investment grade
Disclosure of credit risk exposure [line items]
Credit exposure	0	0
Stage 3 | Gross carrying amount | FVOCI | Other invested assets | Non-investment grade
Disclosure of credit risk exposure [line items]
Credit exposure	0	0
Stage 3 | Gross carrying amount | Amortized cost | Debt securities
Disclosure of credit risk exposure [line items]
Credit exposure	0	0
Stage 3 | Gross carrying amount | Amortized cost | Debt securities | Investment grade
Disclosure of credit risk exposure [line items]
Credit exposure	0	0
Stage 3 | Gross carrying amount | Amortized cost | Debt securities | Non-investment grade
Disclosure of credit risk exposure [line items]
Credit exposure	0	0
Stage 3 | Gross carrying amount | Amortized cost | Commercial mortgages
Disclosure of credit risk exposure [line items]
Credit exposure	5	0
Stage 3 | Gross carrying amount | Amortized cost | Commercial mortgages | AAA
Disclosure of credit risk exposure [line items]
Credit exposure	0	0
Stage 3 | Gross carrying amount | Amortized cost | Commercial mortgages | AA
Disclosure of credit risk exposure [line items]
Credit exposure	0	0
Stage 3 | Gross carrying amount | Amortized cost | Commercial mortgages | A
Disclosure of credit risk exposure [line items]
Credit exposure	0	0
Stage 3 | Gross carrying amount | Amortized cost | Commercial mortgages | BBB
Disclosure of credit risk exposure [line items]
Credit exposure	0	0
Stage 3 | Gross carrying amount | Amortized cost | Commercial mortgages | BB
Disclosure of credit risk exposure [line items]
Credit exposure	0	0
Stage 3 | Gross carrying amount | Amortized cost | Commercial mortgages | B and lower
Disclosure of credit risk exposure [line items]
Credit exposure	5	0
Stage 3 | Gross carrying amount | Amortized cost | Residential mortgages
Disclosure of credit risk exposure [line items]
Credit exposure	41	60
Stage 3 | Gross carrying amount | Amortized cost | Residential mortgages | Performing
Disclosure of credit risk exposure [line items]
Credit exposure	0	0
Stage 3 | Gross carrying amount | Amortized cost | Residential mortgages | Non-performing
Disclosure of credit risk exposure [line items]
Credit exposure	41	60
Stage 3 | Gross carrying amount | Amortized cost | Loans to Bank clients
Disclosure of credit risk exposure [line items]
Credit exposure	10	8
Stage 3 | Gross carrying amount | Amortized cost | Loans to Bank clients | Performing
Disclosure of credit risk exposure [line items]
Credit exposure	0	0
Stage 3 | Gross carrying amount | Amortized cost | Loans to Bank clients | Non-performing
Disclosure of credit risk exposure [line items]
Credit exposure	10	8
Stage 3 | Gross carrying amount | Amortized cost | Other invested assets
Disclosure of credit risk exposure [line items]
Credit exposure	0	0
Stage 3 | Gross carrying amount | Amortized cost | Other invested assets | Investment grade
Disclosure of credit risk exposure [line items]
Credit exposure	0	0
Stage 3 | Gross carrying amount | Amortized cost | Other invested assets | Non-investment grade
Disclosure of credit risk exposure [line items]
Credit exposure	0	0
Stage 3 | Accumulated impairment | Loan commitments
Disclosure of credit risk exposure [line items]
Credit exposure	1	2
Stage 3 | Accumulated impairment | FVOCI | Debt securities
Disclosure of credit risk exposure [line items]
Credit exposure	0	6
Stage 3 | Accumulated impairment | FVOCI | Private placements
Disclosure of credit risk exposure [line items]
Credit exposure	123	83
Stage 3 | Accumulated impairment | FVOCI | Commercial mortgages
Disclosure of credit risk exposure [line items]
Credit exposure	55	143
Stage 3 | Accumulated impairment | FVOCI | Other invested assets
Disclosure of credit risk exposure [line items]
Credit exposure	0	0
Stage 3 | Accumulated impairment | Amortized cost | Debt securities
Disclosure of credit risk exposure [line items]
Credit exposure	0	0
Stage 3 | Accumulated impairment | Amortized cost | Commercial mortgages
Disclosure of credit risk exposure [line items]
Credit exposure	0	0
Stage 3 | Accumulated impairment | Amortized cost | Residential mortgages
Disclosure of credit risk exposure [line items]
Credit exposure	1	2
Stage 3 | Accumulated impairment | Amortized cost | Loans to Bank clients
Disclosure of credit risk exposure [line items]
Credit exposure	1	1
Stage 3 | Accumulated impairment | Amortized cost | Other invested assets
Disclosure of credit risk exposure [line items]
Credit exposure	$ 0	$ 0